UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund

		Schedule of Investments
	August 31, 2015 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group NV ADR	$ 4,137
105	Curtiss-Wright Corp.	6,900
37	General Dynamics Corp.	5,255
60	Honeywell International, Inc.	5,956
41	Huntington Ingalls Industries, Inc.	4,616
33	Northrop Grumman Corp.	5,403
19	Orbital ATK, Inc.	1,438
42	Raytheon Co.	4,308
260	Rolls-Royce Holdings PLC ADR	3,010
309	Safran SA ADR	6,019
32	Teledyne Technologies, Inc. *	3,133
109	The Boeing Co.	14,244
25	TransDigm Group, Inc. *	5,746
142	United Technologies Corp.	13,009
142	Zodiac Aerospace	4,316
		87,490	0.77%

Air Freight & Logistics
78	CH Robinson Worldwide, Inc.	5,260
23	FedEx Corp.	3,464
645	TNT Express NV ADR	5,415
27	United Parcel Service. Inc. Class B	2,637
		16,776	0.15%

Airlines
55	American Airlines Group, Inc.	2,144
3,000	Cathay Pacific Airways Ltd.	5,419
172	United Continental Holdings, Inc. *	9,799
		17,362	0.15%

Auto Components
72	Bridgestone Corp.	2,415
108	Continental AG ADR	4,585
35	Continental AG	7,421
104	Denso Corp. ADR	2,318
400	Futaba Industrial Co. Ltd.	1,501
109	Johnson Controls, Inc.	4,484
191	Magna International, Inc.	9,395
328	Pirelli & C. SpA	5,495
		37,614	0.33%

Automobiles
488	Astra International Tbk PT ADR	4,065
282	Bayerische Motoren Werke AG ADR	8,655
84	Daimler AG	6,758
59	Daimler AG ADR	4,734
62	Daimler AG	4,973
579	Ford Motor Co.	8,031
421	Ford Otosan TRY1	4,263
87	Fuji Heavy Industries Ltd.	3,064
250	General Motors Co.	7,360
73	Honda Motor Co. Ltd. ADR	2,298
200	Mitsubishi Motors Corp.	1,536
125	Nissan Motor Co. Ltd.	2,251
66	Renault SA	5,483
271	Suzuki Motor Corp.	9,230
177	Tata Motors Ltd. ADR *	4,482
83	Thor Industries, Inc.	4,530
316	Toyota Motor Corp. ADR	37,408
120	Volkswagen AG ADR	4,469
95	Volkswagen AG ADR	3,609
		127,199	1.12%

Banks
378	Agricultural Bank of China Ltd.	3,772
746	Akbank TAS	3,521
188	Australia & New Zealand Banking Group Ltd. ADR	3,707
896	Banco Bilbao Vizcaya Argentaria SA ADR	8,324
632	Banco Bradesco SA ADR	4,026
1	Banco de Chile ADR	63
655	Banco do Brasil SA	3,275
3,698	Banco Espirito Santo SA *	0
753	Banco Santander Brasil SA	3,012
1,130	Banco Santander SA ADR	6,882
713	Banco Santander SA	4,365
6,000	Bank Central Asia Tbk PT	5,502
666	Bank Mandiri Persero Tbk PT	4,209
1,630	Bank of America Corp.	26,634
1,646	Bank of China Ltd. ADR	18,649
7,000	Bank of Communications Co. Ltd.	5,275
84	Bank of Hawaii Corp.	5,213
62	Bank of Montreal	3,344
322	Bank Rakyat Indonesia Persero Tbk PT	4,708
11	Banque Cantonale Vaudoise	6,539
674	Barclays PLC ADR	10,750
320	BNP Paribas SA ADR	10,147
80	BOC Hong Kong Holdings Ltd. ADR	5,375
40	BOK Financial Corp.	2,531
930	CaixaBank SA	4,025
55	Canadian Imperial Bank of Commerce	4,035
2,686	China Construction Bank Corp ADR *	37,335
32,440	China Construction Bank Corp ADR *	22,813
2,300	CIMB Group Holdings Bhd	2,743
397	Citigroup, Inc.	21,232
35	City National Corp./CA	3,072
114	Commerce Bancshares, Inc./MO *	5,108
76	Commonwealth Bank of Australia ADR	4,063
210	Commonwealth Bank of Australia *	11,217
838	Credit Agricole SA ADR	5,665
63	Cullen/Frost Bankers, Inc.	4,074
4,000	Dah Sing Banking Group Ltd *	7,556
228	Danske Bank A/S	7,056
86	DBS Group Holdings Ltd. ADR	4,340
28	DNB ASA ADR	3,989
148	Fifth Third Bancorp	2,948
378	FNB Corp./PA	4,748
1,723	Grupo Financiero Inbursa SAB de CV	3,637
150	HDFC Bank Ltd. ADR *	8,548
339	HSBC Holdings PLC ADR	13,448
79	IBERIABANK Corp.	4,811
929	ICICI Bank Ltd. ADR *	8,101
1,026	Industrial & Commercial Bank of China Ltd. ADR *	11,984
371	ING Groep NV ADR	5,676
271	Intesa Sanpaolo SpA ADR	5,953
1,443	Itau Unibanco Holding SA ADR	10,563
321	JPMorgan Chase & Co.	20,576
152	KB Financial Group, Inc.	4,546
129	KBC Groep NV	8,559
354	KeyCorp	4,864
4,151	Lloyds Banking Group PLC	4,929
1,980	Lloyds Banking Group PLC ADR	9,464
810	Malayan Banking Bhd	3,402
899	Mitsubishi UFJ Financial Group, Inc.	5,932
900	Mitsubishi UFJ Financial Group, Inc. ADR	5,976
2,620	Mizuho Financial Group, Inc.	5,374
646	National Australia Bank Ltd. Adr	7,093
100	National Bank of Canada	3,296
495	Nordea Bank AB	5,836
422	Nordea Bank AB	4,994
255	OTP Bank PLC	4,914
89	PrivateBancorp, Inc.	3,369
900	Public Bank Bhd	3,864
284	Royal Bank of Canada *	15,779
418	Royal Bank of Scotland Group PLC ADR	4,293
1,232	Sberbank of Russia	1,428
1,662	Sberbank of Russia	8,244
134	Shinhan Financial Group Co. Ltd.	4,498
365	Skandinaviska Enskilda Banken AB	4,248
625	Societe Generale SA ADR	6,125
421	Standard Bank Group Ltd. ADR	4,656
241	Standard Chartered PLC	2,829
63	Sumitomo Mitsui Financial Group, Inc.	2,579
973	Sumitomo Mitsui Trust Holdings, Inc.	4,022
1,208	Sumitomo Mitsui Trust Holdings, Inc.	5,037
129	SunTrust Banks, Inc.	5,208
618	Svenska Handelsbanken AB ADR	4,616
190	Swedbank AB ADR	4,363
162	TCF Financial Corp.	2,514
1,200	The Bank of East Asia Ltd.	4,126
146	The Bank of Nova Scotia	6,663
66	The PNC Financial Services Group, Inc.	6,014
800	The Siam Commercial Bank PCL	3,171
330	The Toronto-Dominion Bank	13,134
975	UniCredit SpA	6,374
315	United Overseas Bank Ltd.	4,325
255	US Bancorp/MN	10,799
536	Valley National Bancorp	5,071
703	Wells Fargo & Co.	37,491
307	Westpac Banking Corp. ADR	6,779
		669,937	5.91%

Beverages
5,467	Ambev SA ADR	28,811
207	Anheuser-Busch InBev NV ADR	22,544
100	Asahi Group Holdings Ltd.	3,301
33	Brown-Forman Corp. Class B	3,237
244	Coca-Cola Amatil Ltd. Adr	1,465
111	Coca-Cola Enterprises, Inc.	5,715
42	Coca-Cola Femsa SAB de CV ADR	3,024
83	Diageo PLC ADR	8,829
120	Dr Pepper Snapple Group, Inc.	9,208
134	Heineken NV ADR	5,305
113	Ito En Ltd.	2,674
66	Monster Beverage Corp. *	9,138
68	PepsiCo, Inc.	6,319
215	Pernod Ricard SA ADR *	4,492
90	SABMiller PLC	4,218
99	SABMiller PLC ADR *	4,639
601	The Coca-Cola Co.	23,631
		146,550	1.29%

Biotechnology
27	Alexion Pharmaceuticals, Inc. *	4,649
29	Amgen, Inc.	4,402
41	Baxalta, Inc. *	1,441
9	Biogen, Inc. *	2,676
45	Celgene Corp. *	5,314
88	Cepheid *	4,289
152	CSL Ltd ADR	4,952
82	Gilead Sciences, Inc. *	8,616
160	Seattle Genetics, Inc. *	6,443
150	Takara Bio, Inc. *	1,509
37	United Therapeutics Corp. *	5,573
		49,864	0.44%

Building Products
101	Cie de Saint-Gobain *	4,639
25	Daikin Industries ADR	2,971
100	Daikin Industries Ltd.	5,969
89	Owens Corning	3,942
176	USG Corp. *	5,370
		22,891	0.20%

Capital Markets
24	Ameriprise Financial, Inc.	2,704
10	BlackRock, Inc.	3,025
168	Credit Suisse Group AG ADR	4,518
301	Daiwa Securities Group, Inc.	2,091
173	Deutsche Bank AG	5,104
205	Federated Investors, Inc.	6,355
285	GAM Holding AG	5,259
75	Invesco Ltd.	2,558
57	Legg Mason, Inc.	2,527
118	Macquarie Group Ltd. *	6,374
1,971	Man Group PLC ORD USD0.03428571 *	4,873
494	Mediobanca SpA *	4,958
257	Morgan Stanley	8,854
310	Nomura Holdings, Inc. ADR	1,944
77	Northern Trust Corp.	5,378
22	Partners Group Holding AG	7,102
127	Potomac Holding LLC *	0
140	The Bank of New York Mellon Corp.	5,572
99	The Charles Schwab Corp.	3,008
56	The Goldman Sachs Group, Inc.	10,562
540	UBS AG	11,178
		103,944	0.92%

Chemicals
55	Agrium, Inc.	5,713
203	Air Liquide SA ADR	4,862
22	Air Products & Chemicals, Inc.	3,070
204	Akzo Nobel NV ADR	4,586
160	BASF SE ADR	12,851
959	DuluxGroup Ltd. *	3,841
121	EI du Pont de Nemours & Co.	6,232
168	Evonik Industries AG	6,226
83	FMC Corp.	3,512
4	Givaudan SA	6,885
250	Linde AG ADR	4,328
1,000	Mitsui Chemicals, Inc.	3,390
40	Monsanto Co.	3,906
2,600	Petronas Chemicals Group Bhd	3,764
185	Potash Corp. of Saskatchewan, Inc.	4,810
40	Praxair, Inc.	4,230
128	Shin-Etsu Chemical Co. Ltd. ADR	1,747
172	Sumitomo Chemical Co. Ltd. ADR	4,281
1,257	Synthomer PLC	6,632
24	The Chemours Co.	232
73	The Dow Chemical Co.	3,194
15	The Sherwin-Williams Co.	3,837
64	Westlake Chemical Corp.	3,535
100	Yara International ASA ADR	4,454
		110,118	0.97%

Commercial Services & Supplies
3,593	China Everbright International Ltd. *	4,701
65	Cintas Corp. *	5,524
83	Deluxe Corp.	4,815
236	G4S PLC ADR	4,729
134	KAR Auction Services, Inc.	4,963
150	Park24 Co. Ltd. *	2,944
161	RR Donnelley & Sons Co.	2,528
100	Secom Co. Ltd. *	6,402
176	Secom Ltd. ADR	2,797
110	Tyco International PLC	3,992
4,000	United Envirotech Ltd.	4,506
		47,901	0.42%

Communications Equipment
438	Ciena Corp. *	9,794
686	Cisco Systems, Inc.	17,754
194	Interdigital, Inc.	9,597
77	Motorola Solutions, Inc.	4,991
592	Nokia OYJ ADR	3,694
236	QUALCOMM, Inc.	13,353
272	Radware LTD. *	5,062
81	ViaSat, Inc. *	4,760
		69,005	0.61%

Construction & Engineering
24,200	Italian-Thai Develop *	5,167
280	Vinci SA ADR	4,501
		9,668	0.09%

Construction Materials
15	Cemex SAB de CV ADR *	118
238	CRH PLC ADR	7,085
1,863	Csr Ord Shs At Xasx *	4,122
295	Holcim Ltd.	3,746
26	Martin Marietta Materials, Inc.	4,363
793	Sumitomo Osaka Cement Co Ltd *	3,080
400	The Siam Cement PCL	5,314
		27,828	0.25%

Consumer Finance
77	American Express Co.	5,907
67	Capital One Financial Corp.	5,209
91	Discover Financial Services	4,889
100	PRA Group, Inc. *	5,329
		21,334	0.19%

Containers & Packaging
80	AptarGroup, Inc.	5,389
146	Berry Plastics Group, Inc. *	4,322
77	Crown Holdings, Inc. *	3,817
139	Huhtamaki Oy *	4,522
84	Westrock Co.	4,985
		23,035	0.20%

Distributors
200	Canon Marketing Japan, Inc.	2,943
61	Genuine Parts Co.	5,093
198	LKQ Corp. *	5,938
		13,974	0.12%

Diversified Consumer Services
187	Apollo Education Group, Inc. *	2,078
5	Graham Holdings Co.	3,308
162	H&R Block, Inc.	5,511
		10,897	0.10%

Diversified Financial Services
209	Berkshire Hathaway, Inc. Class B *	28,014
300	Century Tokyo Leasin	9,266
37	CME Group, Inc./IL	3,494
1,313	FirstRand Ltd.	5,233
58	Groupe Bruxelles Lambert SA	4,504
308	Hong Kong Exchanges and Clearing Ltd. ADR	7,192
20	Intercontinental Exchange, Inc.	4,568
330	ORIX Corp.	4,447
69	ORIX Corp.	4,675
996	RMB Holdings Ltd.	5,038
43	Sofina NPV	4,966
131	TMX Group	4,851
		86,248	0.76%

Diversified Telecommunication Services
697	AT&T, Inc.	23,133
114	BCE, Inc.	4,610
126	BT Group PLC ADR	8,423
678	China Unicom Hk ADR	8,875
159	Chunghwa Telecom Co. Ltd.	4,838
329	Deutsche Telekom AG	5,609
305	Deutsche Telekom AG ADR	5,208
300	Frontier Communications Corp.	1,521
358	Nippon Telegraph & Telephone Corp. ADR	13,690
493	Orange SA ADR	7,755
250	Singapore Telecommunications Ltd.	6,620
100	Swisscom AG ADR	5,404
414	Telecom Italia SpA ADR *	5,014
684	Telefonica SA ADR	9,624
148	Telekomunikasi Indonesia Persero Tbk PT ADR	5,951
98	Telenor ASA ADR	5,841
324	TeliaSonera AB ADR	3,643
218	Telstra Corp. Ltd. ADR	4,445
580	Verizon Communications, Inc.	26,686
		156,890	1.38%

Electric Utilities
57	American Electric Power Co., Inc.	3,095
648	CLP Holdings Ltd. ADR*	5,408
9	CPFL Energia SA ADR *	78
74	Duke Energy Corp.	5,247
75	El Paso Electric Co. *	2,655
252	Electricite de France SA	5,451
795	Electricite de France SA ADR	3,415
128	Endesa SA	2,655
877	Enel SpA ADR *	3,911
310	Enersis SA ADR	4,303
41	Entergy Corp.	2,679
149	Exelon Corp.	4,583
139	Firstenergy Corp.	4,442
237	Iberdrola SA ADR *	6,439
324	Korea Electric Power Corp. ADR	6,616
42	NextEra Energy, Inc.	4,133
141	PPL Corp.	4,370
200	SSE PLC ADR	4,553
250	The Kansai Electric Power Co., Inc.	3,121
118	The Southern Co.	5,122
100	UIL Holdings Corp.	4,553
134	Xcel Energy, Inc. *	4,520
		91,349	0.81%

Electrical Equipment
220	ABB Ltd.	4,246
96	AMETEK, Inc.	5,167
79	Eaton Corp. PLC	4,508
48	Emerson Electric Co.	2,291
120,000	FDG Electric Vehicles LTD. *	7,432
78	Mitsubishi Electric Corp. ADR	1,557
122	Nidec Corp.	9,565
28	Rockwell Automation Inc	3,131
400	Schneider Electric SE ADR	5,038
		42,935	0.38%

Electronic Equipment, Instruments & Components
68	Anixter International, Inc. *	4,329
61	Avnet, Inc.	2,586
100	Azbil Corp.	2,544
294	Corning, Inc.	5,060
33	Hitachi Ltd. ADR	1,845
198	Ingram Micro, Inc. Class A	5,358
34	IPG Photonics Corp. *	2,870
133	Jabil Circuit, Inc.	2,574
42	Keysight Technologies, Inc. *	1,346
58	Kyocera Corp. ADR	2,862
430	LG Display Co. Ltd. ADR	4,309
52	Littelfuse, Inc.	4,667
68	Omron Corp.	2,557
118	TE Connectivity Ltd.	6,996
200	Yaskawa Electric Corp.	2,293
		52,196	0.46%

Energy Equipment & Services
45	Cameron International Corp. *	3,004
278	Ensco Plc	5,035
65	Halliburton Co.	2,558
39	Helmerich & Payne, Inc.	2,301
93	National Oilwell Varco, Inc.	3,937
243	Oceaneering International, Inc.	10,648
53	Paragon Offshore PLC *	48
162	Rowan Cos PLC	2,911
176	Schlumberger Ltd.	13,617
27	SEACOR Holdings, Inc. *	1,742
16	Seventy Seven Energy, Inc. *	46
117	Tenaris SA	3,118
45	Tidewater, Inc.	807
		49,772	0.44%

Food & Staples Retailing
38	Costco Wholesale Corp.	5,322
172	CVS Health Corp.	17,613
233	J Sainsbury PLC ADR	3,462
100	Loblaw Cos Ltd. *	5,328
62	Seven & i Holdings Co. Ltd.	2,705
80	Sysco Corp.	3,190
365	Tesco PLC ADR *	3,175
184	The Kroger Co.	6,348
197	Walgreens Boots Alliance, Inc.	17,050
795	Wal-Mart de Mexico SAB de CV ADR	19,144
341	Wal-Mart Stores, Inc.	22,073
241	Wesfarmers Ltd. ADR	3,455
102	Whole Foods Market, Inc.	3,342
159	Woolworths Ltd. *	2,986
		115,193	1.02%

Food Products
183	Ajinomoto Co., Inc. ADR	4,028
59	Archer-Daniels-Midland Co.	2,654
149	Associated British Foods PLC ADR	7,375
237	BRF SA ADR	4,515
33	Bunge Ltd.	2,391
1	Chocoladefabriken Lindt & Sprungli AG	5,645
355	Danone SA ADR	4,416
47	General Mills, Inc.	2,668
152	Hormel Foods Corp.	9,287
710	JBS SA ADR	5,474
178	Kraft Foods Group, Inc. *	12,933
243	Mondelez International, Inc.	10,293
142	Nestle SA	10,467
288	Nestle SA ADR	21,211
100	Riken Vitamin Co. Ltd.	3,369
97	Viscofan SA	5,656
2,000	Yeo Hiap Seng Ltd.	1,785
		114,167	1.01%

Gas Utilities
98	AGL Resources, Inc.	5,977
55	Atmos Energy Corp.	3,013
261	Gas Natural SDG SA	5,297
2,200	Hong Kong & China Gas Co. Ltd. *	4,150
22	ONE Gas, Inc.	945
47	Southwest Gas Corp.	2,589
452	Superior Plus Corp.	3,692
89	WGL Holdings, Inc.	4,824
		30,487	0.27%

Health Care Equipment & Supplies
254	Abbott Laboratories	11,504
76	Alere, Inc. *	3,950
41	Baxter International, Inc.	1,576
202	Cochlear Ltd. ADR	6,102
83	Coloplast A/S	5,650
93	Essilor International SA ADR	5,540
3	Halyard Health, Inc. *	94
98	Hill-Rom Holdings, Inc.	5,178
236	Hoya Corp.	9,244
12	Intuitive Surgical, Inc. *	6,131
196	Medtronic PLC	14,169
69	Olympus Corp. ADR	2,517
167	Smith & Nephew PLC ADR	5,982
136	ST Jude Medical, Inc.	9,630
28	Straumann Holding AG	8,387
29	Stryker Corp.	2,861
31	Teleflex, Inc.	4,055
215	Terumo Corp.	5,878
90	Zimmer Biomet Holdings, Inc.	9,320
		117,768	1.04%

Health Care Providers & Services
27	Aetna, Inc.	3,092
25	Anthem, Inc.	3,526
40	Cardinal Health, Inc.	3,291
26	Community Health Systems, Inc. *	1,396
44	DaVita HealthCare Partners, Inc. *	3,328
43	Express Scripts Holding Co. *	3,595
34	Humana, Inc.	6,215
46	McKesson Corp.	9,089
148	UnitedHealth Group, Inc.	17,124
163	VCA, Inc.	9,027
37	WellCare Health Plans, Inc. *	3,355
		63,038	0.56%

Hotels, Restaurants & Leisure
112	Carnival Corp.	5,514
13	Chipotle Mexican Grill, Inc. *	9,230
36	Cracker Barrel Old Country Store, Inc.	5,190
65	Dunkin Brands Group, Inc.	3,260
655	Galaxy Entertainment Group Ltd.	2,100
370	Greene King PLC *	4,662
380	Hilton Worldwide Holdings, Inc.	9,435
92	Las Vegas Sands Corp.	4,253
42	Marriott International, Inc./MD	2,968
149	McDonalds Corp.	14,158
129	Melco Crown Entertainment Ltd. ADR	2,273
3,063	Melco International Development Ltd.	4,759
3,000	Miramar Hotel & Investment *	4,622
44	Royal Caribbean Cruises Ltd.	3,879
66	Six Flags Entertainment Corp.	2,968
2,000	SJM Holdings Ltd. *	1,809
270	Sodexo SA ADR	4,749
200	St Marc Holdings Co. Ltd.	6,169
130	Starbucks Corp.	7,112
62	Starwood Hotels & Resorts Worldwide, Inc.	4,431
1,704	Tatts Group Ltd. *	4,461
37	Whitbread PLC	2,724
33	Yum! Brands, Inc.	2,632
		113,358	1.00%

Household Durables
83	Garmin Ltd.	3,122
127	Newell Rubbermaid, Inc.	5,351
4	NVR, Inc. *	6,080
170	Panasonic Corp. ADR	1,859
132	Sony Corp. ADR *	3,403
840	Steinhoff International Holdings Ltd. *	5,028
400	Sumitomo Forestry Co. Ltd.	4,487
25	Whirlpool Corp.	4,202
		33,532	0.30%

Household Products
43	Colgate-Palmolive Co.	2,701
33	Energizer Holdings, Inc.	1,378
66	Henkel AG & Co KGaA ADR	6,035
28	Kimberly-Clark Corp.	2,983
360	Reckitt Benckiser Group PLC	6,386
60	Reckitt Benckiser Group PLC ADR	5,301
460	The Procter & Gamble Co.	32,508
129	Unicharm Corp.	2,608
		59,900	0.53%

IT Services
30	Automatic Data Processing, Inc.	2,320
177	Cielo SA ADR	1,878
84	Cognizant Technology Solutions Corp. Class A *	5,287
48	Computer Sciences Corp.	2,976
36	FleetCor Technologies, Inc. *	5,370
344	Infosys Ltd. ADR	5,900
121	International Business Machines Corp.	17,895
156	MasterCard, Inc.	14,410
80	Nomura Research Institute Ltd.	3,249
170	PayPal Holdings, Inc. *	5,950
113	Teradata Corp. *	3,303
69	Visa, Inc.	4,920
		73,458	0.65%

Independent Power and Renewable Electricity Producers
6,000	Huadian Power International Corp. Ltd.	4,885
17	Talen Energy Corp. *	242
		5,127	0.05%

Industrial Conglomerates
49	3M Co.	6,965
5,000	Citic LTD ORD SHS AT *	9,161
646	CK Hutchison Holdings Ltd.	8,521
53	Danaher Corp.	4,612
1,450	General Electric Co.	35,989
180	Jardine Matheson Holdings Ltd. ADR	9,009
559	Jardine Strategic Holdings Ltd. ADR	7,938
220	KOC Holding AS ADR	4,259
167	Koninklijke Philips NV	4,282
58	Roper Industries, Inc.	9,401
101	Siemens AG ADR	10,013
1,900	Sime Darby Bhd	3,376
241	SM Investments Corp.	4,523
220	Smiths Group PLC ADR	3,847
187	Toshiba Corp. ADR	3,441
		125,337	1.11%

Insurance
71	ACE Ltd.	7,253
623	Aegon NV	3,838
87	Aflac, Inc.	5,098
508	AIA Group Ltd. ADR	11,237
11	Alleghany Corp. *	5,168
620	Allianz SE ADR	9,936
118	Allied World Assurance Co. Holdings AG	4,713
55	American Financial Group, Inc./OH	3,798
204	American International Group, Inc.	12,309
629	Amlin PLC ORD SHS *	4,981
61	Aon PLC	5,700
84	Assurant, Inc.	6,245
290	Aviva PLC ADR	4,318
448	AXA SA ADR	11,254
451	BB Seguridade Participacoes SA	3,640
354	China Life Insurance Co. Ltd. ADR	6,043
98	Cincinnati Financial Corp.	5,128
285	CNO Financial Group, Inc.	5,099
284	Delta Lloyd	3,015
57	Euler Hermes Group *	5,880
28	Everest Re Group	4,923
178	Genworth Financial, Inc. Class A *	922
160	Grupo Catalana Occidente SA ORD SHS	5,072
84	Intact Financial Corp.	5,822
49	Lincoln National Corp.	2,489
116	Loews Corp.	4,228
260	Manulife Financial Corp.	4,220
5	Markel Corp. *	4,119
92	Marsh & McLennan Cos, Inc.	4,943
176	MetLife, Inc.	8,818
438	MS&AD Insurance Group Holdings, Inc.	6,861
81	MS&AD Insurance Group Holdings, Inc.	2,556
260	Muenchener Rueckversicherungs-Gesellschaft AG ADR	4,807
1,700	New China Life Insurance Co. Ltd. *	6,646
1,820	Old Mutual PLC	5,592
540	Ping An Insurance Group Co of China Ltd ADR *	5,224
91	Power Corp. of Canada	2,004
165	Power Financial Corp.	3,995
57	Principal Financial Group, Inc.	2,870
33	Prudential Financial, Inc.	2,663
165	Prudential PLC ADR	7,166
218	Sampo Oyj ADR	5,244
315	Sanlam Ltd. ADR	3,036
1,022	SCOR SE ADR	3,659
108	Selective Insurance Group, Inc.	3,275
629	Standard Life PLC	4,017
73	The Allstate Corp.	4,254
58	The Chubb Corp.	7,007
48	The Travelers Cos, Inc.	4,778
87	Tokio Marine Holdings, Inc.	3,490
46	Torchmark Corp.	2,689
255	Tryg A/S	5,007
919	Unipol Gruppo Finanziario SPA ORD SHS	4,332
96	Vienna Insurance Group AG Wiener	3,145
8	White Mountains Insurance Group Ltd.	5,754
83	WR Berkley Corp.	4,505
170	Zurich Insurance Group AG ADR	4,666
		289,451	2.55%

Internet & Catalog Retail
37	Amazon.com, Inc. *	18,977
182	JD.com, Inc. ADR *	4,710
93	Netflix, Inc. *	10,698
465	Rakuten, Inc. *	6,650
7	The Priceline Group, Inc. *	8,740
		49,775	0.44%

Internet Software & Services
650	Alibaba Group Holding Ltd. ADR *	42,978
78	Baidu, Inc. ADR *	11,486
200	Dena Co. Ltd.	3,655
170	eBay, Inc. *	4,609
330	Facebook, Inc. Class A *	29,512
17	Google, Inc. Class A *	10,510
47	Google, Inc. Class C *	30,448
14	LinkedIn Corp. Class A *	2,528
35	NetEase, Inc. ADR	3,891
449	Telecity Group PLC	7,490
3,336	Tencent Holdings Ltd. ADR	56,212
500	Tencent Holdings ORD *	8,503
225	Yahoo Japan Corp. ADR	1,814
77	Yahoo!, Inc. *	2,482
25	Zillow Group, Inc. *	616
		216,734	1.91%

Leisure Products
62	Brunswick Corp./DE	3,082
31	Shimano, Inc.	4,175
38	Vista Outdoor, Inc. *	1,777
		9,034	0.08%

Life Sciences Tools & Services
74	Thermo Fisher Scientific, Inc.	9,277	0.08%

Machinery
175	Atlas Copco AB ADR	4,428
29	Caterpillar, Inc.	2,217
36	Cummins, Inc.	4,383
70	FANUC Corp. ADR	1,906
23	Hino Motors Ltd. ADR	2,533
53	Illinois Tool Works, Inc.	4,480
119	Joy Global, Inc.	2,882
900	Kitz Corp.	3,852
221	Komatsu Ltd.	3,672
118	Kone OYJ Class B	4,668
153	Kubota Corp.	2,396
592	Manitowoc Co.	10,111
183	Metso Oyj Npv	4,514
500	Mitsubishi Heavy Industries Ltd.	2,389
300	Miura Co. Ltd.	3,360
103	Oshkosh Corp.	4,331
160	Paccar, Inc.	9,435
388	Sandvik AB	3,740
191	SKF AB ADR	3,645
7	SMC Corp./Japan	1,701
95	Stanley Black & Decker, Inc.	9,644
250	Star Micronics Co. Ltd.	3,571
271	Trelleborg AB	4,427
386	Volvo AB ADR	4,213
52	Wabtec Corp./DE	4,980
114	Woodward, Inc.	5,198
88	Xylem, Inc./NY	2,856
		115,532	1.02%

Marine
400	AP Moeller - Maersk A/S ADR	3,412	0.03%

Media
5	Cable One, Inc. *	2,077
55	CBS Corp. Class B	2,488
52	Charter Communication Class A *	9,444
75	Cinemark Holdings, Inc.	2,666
284	Comcast Corp. Class A	15,998
443	Daily Mail & General Trust PLC	5,582
180	Dentsu, Inc.	9,234
58	Gannett Co., Inc.	760
173	Grupo Televisa SAB	5,287
570	Havas Ord	4,813
	Lagardere SCA Eur6.10	4,514
113	Liberty Global PLC *	5,070
5	Liberty LiLac Group *	166
128	Naspers Ltd. ADR *	16,557
135	Omnicom Group, Inc.	9,042
255	Pearson PLC ADR	4,437
392	ProSiebenSat.1 Media AG ADR	4,753
129	Regal Entertainment Group Class A	2,454
415	Relx NV	6,387
400	RTL Group SA ADR	3,383
2,500	Sirius Xm Holdings, Inc. *	9,538
98	Sky PLC ADR	6,311
713	Technicolor SA	5,292
116	Tegna, Inc.	2,760
250	The Interpublic Group of Cos, Inc.	4,720
78	The Walt Disney Co.	7,947
163	Thomson Reuters Corp.	6,328
10	Time, Inc.	208
32	Time Warner Cable, Inc.	5,953
47	Time Warner, Inc.	3,342
87	Twenty-First Century Fox, Inc.	2,383
41	Viacom, Inc. Class B	1,672
199	Vivendi SA ADR	4,921
48	WPP PLC ADR *	4,952
		181,439	1.60%

Metals & Mining
590	Anglo American PLC ADR	3,316
196	Antofagasta PLC ADR	3,652
84	BHP Billiton Ltd. ADR	3,094
216	BHP Billiton PLC ADR	7,575
289	Cliffs Natural Resources, Inc.	1,147
129	Commercial Metals Co.	2,025
500	Daido Steel Co. Ltd.	1,856
1,106	Fortescue Metals Group Ltd. *	1,503
862	Glencore PLC ADR	3,888
1,501	Grupo Mexico SAB de CV Series B	3,804
310	MMC Norilsk Nickel OJSC ADDR	5,081
20,000	MMG Ltd. *	4,129
84	Newmont Mining Corp.	1,434
150	Nippon Steel & Sumitomo Metal Corp.	309
1,572	NOVAGOLD RESOURCES, Inc. *	5,864
906	Outokumpu OYJ *	3,899
100	POSCO	4,040
96	Rio Tinto Ltd. *	3,435
98	Rio Tinto PLC	3,592
54	Royal Gold, Inc.	2,598
120	South32 Ltd. ADR *	649
190	Southern Copper Corp.	5,065
228	Steel Dynamics, Inc.	4,441
315	Teck Resources Ltd.	2,259
197	ThyssenKrupp AG	4,266
20,000	Tiangong International Co. Ltd.	1,806
2,000	Uacj Ord Shs At Xtks	3,711
822	Vale SA	4,069
390	Vedanta Ltd. ADR *	2,379
		94,886	0.84%

Multi-Utilities
3,933	A2a Spa Az Ord Shs	4,825
74	Ameren Corp.	2,981
1,598	Centrica PLC	5,964
53	Consolidated Edison, Inc.	3,334
57	Dominion Resources, Inc./VA	3,976
37	DTE Energy Co.	2,888
255	E.ON SE ADR	2,889
262	GDF Suez	4,696
1,979	Hera SpA	5,060
11,340	Keppel Infrastructure Trust	3,816
91	National Grid PLC ADR	6,022
113	NiSource, Inc.	1,897
114	Public Service Enterprise Group, Inc.	4,588
44	Sempra Energy	4,173
122	Vectren Corp.	4,908
362	Veolia Environnement SA ADR	7,897
100	Wisconsin Energy Corp.	4,765
		74,679	0.66%

Multiline Retail
53	Canadian Tire Corp Ltd. Class A *	5,011
49	Macys, Inc.	2,872
755	Marks & Spencer Group PLC	6,043
57	Next PLC	6,950
67	Target Corp.	5,207
626	Woolworths Holdings Ltd./South Africa *	4,692
		30,775	0.27%

Oil, Gas & Consumable Fuels
30	Anadarko Petroleum Corp.	2,147
45	Apache Corp.	2,036
287	BG Group PLC ADR	4,447
314	BP PLC ADR	10,532
22	California Resources Corp.	85
329	Canadian Natural Resources Ltd.	7,393
280	Canadian Oil Sands Ltd.	1,635
234	Chesapeake Energy Corp.	1,828
293	Chevron Corp.	23,730
59	China Petroleum & Chemical Corp.	3,974
42	Cimarex Energy Co.	4,641
28	CNOOC Ltd. ADR	3,506
552	Cobalt International Energy, Inc. *	4,422
113	Columbia Pipeline Group, Inc.	2,866
166	ConocoPhillips	8,159
48	Continental Resources, Inc./OK *	1,541
43	Devon Energy Corp.	1,834
544	Dragon Oil PLC	6,664
756	Ecopetrol SA	7,923
112	Enbridge, Inc.	4,618
376	Eni SpA	6,168
51	EOG Resources, Inc.	3,994
788	Exxon Mobil Corp.	59,289
4,403	Gazprom OAO ADR *	19,902
198	Gibson Energy, Inc.	2,924
76	Hess Corp.	4,518
165	Husky Energy, Inc.	2,920
500	Idemitsu Kosan ORD S *	8,569
128	Imperial Oil Ltd.	4,512
930	Inpex Corp.	9,373
320	Kinder Morgan, Inc./DE	10,371
921	Laredo Petroleum, Inc. *	9,385
311	Lukoil OAO ADR	12,008
112	Marathon Petroleum Corp.	5,299
44	Noble Energy, Inc.	1,470
55	Occidental Petroleum Corp.	4,016
45	ONEOK, Inc.	1,620
169	PBF Energy, Inc.	5,056
45	PetroChina Co. Ltd.	3,759
748	Petroleo Brasileiro SA *	4,383
614	Petroleo Brasileiro SA *	3,095
36	Phillips 66	2,847
28	Pioneer Natural Resources Co.	3,446
67	QEP Resources, Inc.	941
207	Repsol SA ADR	3,006
8,103	Rosneft OAO *	30,532
139	Royal Dutch Shell PLC Class A	3,629
105	Royal Dutch Shell PLC Class B ADR	5,557
68	Royal Dutch Shell PLC Class A ADR	3,599
816	SandRidge Energy, Inc. *	435
138	Sasol Ltd.	4,521
151	Spectra Energy Corp.	4,390
394	Statoil ASA ADR	6,103
214	Suncor Energy, Inc.	6,043
725	Surgutneftegas OAO ADR*	3,908
53	The Williams Cos, Inc.	2,555
314	TOTAL SA ADR	14,570
97	TransCanada Corp.	3,358
64	Valero Energy Corp.	3,798
56	Western Refining, Inc.	2,409
41	Whiting Petroleum Corp. *	793
146	Woodside Petroleum Ltd. ADR	3,430
53	World Fuel Services Corp.	2,048
		398,530	3.51%

Paper & Forest Products
241	Canfor Corp. *	3,658
844	Hokuetsu Kishu Paper Co. Ltd. *	5,026
116	International Paper Co.	5,004
		13,688	0.12%

Personal Products
55	Beiersdorf AG	4,543
33	Edgewell Personal Care Co.	2,906
75	Kao Corp. ADR	3,429
118	Lauder Estee Co.	9,413
305	LOreal SA ADR	10,440
255	Unilever NV	10,231
125	Unilever PLC	5,039
111	Unilever PLC *	4,468
		50,469	0.45%

Pharmaceuticals
251	AbbVie, Inc.	15,665
39	Allergan, Inc. *	11,846
115	Astellas Pharma, Inc. ADR	1,703
220	AstraZeneca PLC ADR	6,882
126	Bayer AG ADR	17,085
265	Bristol-Myers Squibb Co.	15,760
78	Chugai Pharmaceutical Co. Ltd.	2,917
127	Dr Reddys Laboratories Ltd. ADR	8,264
56	Eli Lilly & Co.	4,612
196	GlaxoSmithKline PLC ADR	8,022
225	GlaxoSmithKline PLC	4,629
213	Impax Laboratories, Inc. *	8,724
60	Indivior PLC *	206
14	Indivior PLC *	242
21	Jazz Pharmaceuticals PLC *	3,545
418	Johnson & Johnson	39,284
9	Mallinckrodt PLC *	776
500	Merck & Co., Inc. ADR	26,925
192	Merck KGaA	6,113
195	Novartis AG ADR	18,958
160	Novartis AG	15,664
348	Novo Nordisk A/S ADR	19,234
830	Pfizer, Inc.	26,743
999	Roche Holding AG ADR	34,121
22	Roche Holding AG	6,010
301	Sanofi ADR	14,725
60	Sanofi	5,932
105	Takeda Pharmaceutical Co Ltd. ADR	2,576
309	Teva Pharmaceutical Industries Ltd. ADR	19,903
47	Valeant Pharmaceuticals International, Inc. *	10,838
148	Zoetis, Inc.	6,641
		364,545	3.21%

Professional Services
72	CEB, Inc.	5,157
292	Experian PLC ADR	4,951
40	HIS, Inc. Class A *	4,641
44	ManpowerGroup, Inc.	3,824
683	Michael Page International PLC	5,314
295	Recruit Holdings Co. Ltd.	9,075
		32,962	0.29%

Real Estate Management & Development
1,000	CapitaLand Ltd.	1,998
3,400	Central Pattana PCL	4,270
115	Daiwa House Industry Co. Ltd.	2,827
8,712	Evergrande Real Estate Group Ltd. *	5,733
14,309	Franshion Properties China Ltd.	3,582
8,000	Goldin Properties Holdings Ltd. *	7,639
913	Henderson Land Development Co. Ltd. ADR *	5,679
83	Mitsubishi Estate Co. Ltd. ADR	1,779
60	Mitsui Fudosan Co. Ltd.	1,663
42	Morguard Corp.	4,588
100	Nomura Real Estate Holdings, Inc. *	1,879
514	Savills PLC	7,123
8,900	TICON Industrial Connection PCL	2,931
141	Tokyo Tatemono Co. Ltd.	1,772
		53,463	0.47%

Road & Rail
204	Canadian National Railway Co.	11,318
55	East Japan Railway Co. ADR	9,020
93	CSX Corp.	2,546
181	East Japan Railway Co *	2,780
47	Kansas City Southern	4,359
1,184	MTR Corp. Ltd.	5,278
46	Norfolk Southern Corp.	3,584
34	Ryder System, Inc.	2,787
36	Union Pacific Corp.	3,087
		44,759	0.39%

Semiconductors & Semiconductor Equipment
98	Analog Devices, Inc.	5,474
149	Applied Materials, Inc.	2,397
105	ARM Holdings PLC ADR	4,427
72	ASML Holding NV	6,553
508	Infineon Technologies AG ADR	5,588
451	Intel Corp.	12,872
66	Lam Research Corp.	4,803
81	Micron Technology, Inc. *	1,329
102	Silicon Laboratories, Inc. *	4,435
1,658	Taiwan Semiconductor Manufacturing Co. Ltd. ADR *	32,961
186	Texas Instruments, Inc.	8,898
83	Tokyo Electron Ltd.	4,366
2,500	United Microelectronics Corp. ADR	4,075
116	Xilinx, Inc.	4,859
		103,037	0.91%

Software
121	Adobe Systems, Inc. *	9,507
81	Autodesk, Inc. *	3,787
10	CDK Global, Inc.	495
81	Check Point Software Technologies Ltd. *	6,319
73	Citrix Systems, Inc. *	4,972
86	Dassault Systemes ADR	5,974
107	Intuit, Inc.	9,175
91	Manhattan Associates, Inc. *	5,322
206	Mentor Graphics Corp.	5,323
1,177	Microsoft Corp.	51,223
296	Nintendo Co. Ltd. ADR	7,582
509	Oracle Corp.	18,879
47	Salesforce.com, Inc. *	3,260
203	SAP SE ADR	13,654
67	ServiceNow, Inc. *	4,754
76	SolarWinds, Inc. *	3,021
64	SS&C Technologies Holdings, Inc.	4,335
200	Take-Two Interactive Software, Inc. *	5,826
39	Tyler Technologies, Inc. *	5,384
		168,792	1.49%

Specialty Retail
81	AutoNation, Inc. *	4,847
13	Autozone, Inc. *	9,308
106	Cabelas, Inc. *	4,767
73	CarMax, Inc. *	4,453
289	Chicos FAS, Inc.	4,309
152	CST Brands, Inc.	5,277
210	Fast Retailing Co. Ltd.	8,514
135	Hennes & Mauritz AB	5,195
175	Inditex SA	5,836
48	Lithia Motors, Inc. Class A	5,117
53	Lowes Cos, Inc.	3,666
31	OReilly Automotive, Inc. *	7,442
150	The Home Depot, Inc.	17,469
77	The TJS Cos, Inc.	5,415
723	Truworths International Ltd.	4,786
		96,401	0.85%

Technology Hardware, Storage & Peripherals
777	Apple, Inc.	87,615
76	Canon, Inc. ADR	2,316
188	EMC Corp./MA	4,676
151	FUJIFILM Holdings Corp.	6,195
78	FUJIFILM Holdings Corp. *	3,209
277	Hewlett-Packard Co.	7,773
187	Lenovo Group Ltd.	3,028
250	Ricoh Co. Ltd. ADR	2,438
101	Seagate Technology PLC	5,191
53	Western Digital Corp.	4,344
		126,785	1.12%

Textiles, Apparel & Luxury Goods
92	Adidas AG ADR	3,450
29	Christian Dior SE *	5,379
612	Cie Financiere Richemont SA ADR *	4,559
67	Deckers Outdoor Corp. *	4,314
176	Hanesbrands, Inc.	5,299
16	Hermes International	5,681
109	Kate Spade & Co. *	2,067
250	Kering ADR	4,266
30	LVMH Moet Hennessy Louis Vuitton SE	5,001
145	LVMH Moet Hennessy Louis Vuitton SE ADR	4,833
56	Michael Kors Holdings Ltd. *	2,434
53	NIKE, Inc.	5,923
130	VF Corp.	9,416
		62,622	0.55%

Thrifts & Mortgage Finance
189	Radian Group, Inc.	3,398	0.03%

Tobacco
143	Altria Group, Inc.	7,662
85	British American Tobacco PLC	4,538
48	British American Tobacco PLC ADR	5,087
69	Imperial Tobacco Group PLC ADR	6,629
128	Japan Tobacco, Inc.	4,571
208	Philip Morris International, Inc.	16,598
109	Reynolds American, Inc.	9,129
		54,214	0.48%

Trading Companies & Distributors
202	ITOCHU Corp. ADR	4,832
368	ITOCHU Corp. ADR	4,418
41	Marubeni Corp. ADR	2,252
120	Mitsubishi Corp.	2,232
8	Mitsui & Co. Ltd. ADR	2,077
217	Rexel SA	3,328
2	Veritiv Corp. *	72
41	Watsco, Inc.	5,021
		24,232	0.21%

Transportation Infrastructure
252	Abertis Infraestructuras SA	4,171
1,625	Auckland International Airport Ltd. ADR *	5,102
1,309	BBA Aviation PLC	5,854
2,030	International Container Terminal Services, Inc.	4,034
1,941	OHL Mexico SAB de CV *	2,582
126	Sydney Airport *	515
		22,258	0.20%

Water Utilities
62	American Water Works Co., Inc.	3,220
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,083
		5,303	0.05%

Wireless Telecommunication Services
784	Advanced Info Service PCL ADR	5,087
452	America Movil SAB de CV ADR *	8,272
2,300	Axiata Group Bhd *	3,368
578	China Mobile Ltd. ADR *	34,576
360	KDDI Corp. ADR	4,455
2,400	Maxis Bhd	3,761
531	Mtn Group Ltd Ord Shs	7,078
603	NTT DOCOMO, Inc. ADR	12,669
112	Rogers Communications, Inc. Class B	3,821
207	SK Telecom Co. Ltd. ADR	4,707
346	SoftBank Corp. ADR	10,063
50	SoftBank Corp	2,913
613	Sprint Corp. *	3,102
835	Vodacom Group Ltd	8,899
318	Vodafone Group PLC ADR*	10,965
200	Vodafone Group PLC *	696
		124,432	1.10%

Total for Common Stock (Cost - $5,794,302)		$ 5,769,026	50.88%

CORPORATE BONDS

Consumer Finance
11,000	American Express 2.75% 09/15/2015	11,007	0.10%

Beverages
8,000	Anheuser Busch 7.75% 01/15/19	9,425	0.08%

Oil, Gas & Consumable Fuels
10,000	Apache Corp 1.75% 04/15/2017	10,022	0.09%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	10,138	0.09%

Oil, Gas & Consumable Fuels
10,000	BP Capital 4.742% 03/11/2021	10,950	0.10%

Hotels, Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	10,415	0.09%

Beverages
10,000	Coca Cola 1.65% 11/01/2018	10,054	0.09%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,229	0.08%

Machinery
10,000	Deere & Co 2.6% 06/08/2022	9,757	0.09%

Electric Utilities
9,000	Entergy Gulf 6% 05/01/18	9,857	0.09%

Insurance
8,000	Equitable Cos 7% 04/01/28	9,930	0.09%

Banks
11,000	European Invt 1.75% 03/15/17	11,168	0.10%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/17	10,045	0.09%

Banks
10,000	Fhlb 2.875% 09/11/2015	10,008	0.09%

Thrifts & Mortgage Finance
5,000	Fhlmc 1.25% 10/02/2019	4,953
5,000	Fnma 1.05% 05/25/2018	4,987
5,000	Fnma 5% 03/15/2016	5,124
		15,064	0.13%

Capital Markets
9,000	Goldman Sachs 5.95% 01/18/18	9,809	0.09%

Banks
10,000	HSBC Holdings 5.1% 04/05/2021	11,037	0.10%

Insurance
9,000	Hartford Finl 5.125% 04/15/22	10,018	0.09%

Real Estate Investment Trusts (REITs)
9,000	Host Hotels & Resorts 6% 10/01/21	10,150	0.09%

Banks
10,000	Intl Bk Recon 2.125% 03/15/2016	10,096	0.09%

Consumer Finance
10,000	John Deere Cap 2.25% 06/07/16	10,118	0.09%

Food Products
8,000	Kraft Foods 6.875% 01/26/39	10,118	0.09%

Pharmaceuticals
10,000	Merck & Co 4.15% 05/18/2043	9,837	0.09%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	10,164	0.09%

Oil, Gas & Consumable Fuels
10,000	ONEOK Partners 6.125% 02/01/2041	9,086
10,000	Plains Amer Pipeline 3.85% 10/15/2023	9,555
8,000	Shell Intl 5.5% 03/25/40	8,970
10,000	Total Fina 4.45% 06/24/2020	10,987
		38,598	0.34%

Diversified Telecommunication Services
11,000	Verizon Communications 2.45% 11/01/22	10,289	0.09%

Banks
11,000	Wells Fargo 1.5% 01/16/18	10,965	0.10%

IT Services
10,000	Xerox Corp 2.95% 03/15/2017	10,155	0.09%

Total for Corporate Bonds (Cost - $329,973)		$ 318,423	2.81%

EXCHANGE TRADED FUNDS
68	CurrencyShares Japanese Yen Trust ETF*	5,443
2	Global X MSCI Norway ETF *	22
9	iShares 10-20 Year Treasury Bond ETF	1,215
1,461	iShares 1-3 Year Treasury Bond ETF	123,864
245	iShares 20+ Year Treasury Bond ETF	29,748
1,638	iShares 3-7 Year Treasury Bond ETF	202,211
573	iShares 7-10 Year Treasury Bond ETF	60,944
371	iShares Agency Bond ETF	42,131
26	iShares China Large-Cap ETF *	934
7,681	iShares Emerging Markets Local Currency Bond ETF	313,538
6,212	iShares International Treasury Bond ETF	561,254
2,129	iShares JP Morgan USD Emerging Markets	229,953
5,976	iShares MBS ETF	652,400
589	iShares MSCI Brazil Capped ETF *	14,654
293	iShares MSCI Brazil Small-Cap ETF *	2,406
4	iShares MSCI China Small-Cap ETF *	160
2,123	iShares MSCI Emerging Markets ETF *	71,757
1,160	iShares MSCI Emerging Markets Small-Cap ETF *	46,412
3	iShares MSCI Hong Kong ETF *	58
6,976	iShares MSCI India ETF *	195,956
237	iShares MSCI Japan Small-Cap ETF *	13,398
456	iShares MSCI Malaysia ETF *	4,647
563	iShares MSCI Mexico Capped ETF *	29,755
452	iShares MSCI Pacific ex Japan ETF *	17,099
129	iShares MSCI Philippines ETF *	4,502
1	iShares MSCI Russia Capped ETF *	13
2,995	iShares MSCI South Korea Capped ETF *	143,281
5,208	iShares MSCI Taiwan ETF *	69,579
67	iShares MSCI Thailand Capped ETF *	4,321
15	iShares MSCI Turkey ETF *	574
250	iShares MSCI UAE Capped ETF	4,660
6,598	Market Vectors Emerging Markets Local Currency	118,632
348	Market Vectors India Small-Cap Index ETF *	14,150
175	Market Vectors Russia Small-Cap ETF *	3,550
2,375	Nomura TOPIX Exchange Traded Fund	30,576
5,500	SPDR Barclays High Yield Bond ETF	203,555
13,586	SPDR Barclays International Corporate Bond ETF *	427,959
10,682	SPDR Barclays International Treasury Bond ETF *	553,434
584	SPDR S&P Emerging Markets SmallCap ETF *	21,701
214	Vanguard FTSE Europe ETF *	11,027
14	Vanguard Growth ETF *	1,450
2,849	Vanguard Intermediate-Term Corporate Bond ETF *	239,943
1,105	Vanguard Long-Term Corporate Bond ETF *	94,102
1,159	Vanguard Short-Term Corporate Bond ETF *	91,978
88	Vanguard Small-Cap Growth ETF *	11,042
107	Vanguard Small-Cap Value ETF *	10,873
59	Vanguard Value ETF *	4,676
1	XACT OMXS30 *	19
Total Exchange Traded Funds (Cost - $5,029,281)		$ 4,685,556	41.32%

REAL ESTATE INVESTMENT TRUSTS
1	Activia Properties *	8,198
123	American Capital Agency Corp	2,353
35	AvalonBay Communities Inc *	5,777
25	Boston Properties Inc *	2,834
23	Care Capital Properties Inc *	715
101	Corporate Office Properties Trust *	2,124
146	DCT Industrial Trust Inc *	4,688
210	DiamondRock Hospitality Co *	2,470
222	Douglas Emmett Inc *	6,134
246	Duke Realty Corp	4,443
15	Essex Property Trust Inc *	3,219
62	Extra Space Storage Inc *	4,556
37	Federal Realty Investment Trust *	4,776
120	GEO Group Inc/The	3,604
1,154	Goodman Group *	5,008
48	Health Care REIT Inc	3,041
187	Healthcare Realty Trust Inc	4,282
2	Japan Prime Realty Investment Corp *	6,491
1	Kenedix Office Investment Corp *	4,470
6,300	Keppel REIT Units at	4,374
124	Kimco Realty Corp *	2,858
57	Lamar Advertising Co *	3,040
287	Land Securities Group PLC *	5,514
131	LaSalle Hotel Properties *	4,121
2,905	Mirvac Group *	3,617
57	Plum Creek Timber Co Inc	2,194
134	Potlatch Corp *	4,425
236	Prologis Inc New Reit *	8,968
33	Public Storage *	6,642
135	Redwood Trust Inc *	1,970
346	Shaftesbury PLC ORD SHS	4,779
24	Simon Property Group Inc	4,304
39	SL Green Realty Corp *	4,037
43	Sovran Self Storage Inc	3,858
76	Sun Communities Inc *	4,956
177	Sunstone Hotel Investors Inc *	2,448
149	UDR Inc	4,812
180	Unibail-Rodamco SE *	4,667
90	Ventas Inc *	4,952
547	Vereit Inc *	4,453
103	Vornado Realty Trust	8,981
142	Weyerhaeuser Co *	3,967
78	WP Carey Inc *	4,483
26	WP GLIMCHER Inc *	315

(Cost - $189,644)		187,918

RIGHTS
9	Commonwealth Bank of Austrailia Rights *	0
385	Community Health Systems Inc *	4
284	Delta LLoyd NV RT *	0
600	Miramar Hotel 01/19/18 *	98
139	Royal Dutch Shell RT *	0
547	Vereit Rights *	0
Total for Rights (Cost - $0)		$ 102	0.00%

U.S. TREASURY NOTES
10,000	US Treasury .875% 02/28/2017	10,039
20,000	US Treasury 0.75% 6/30/2017	20,014
10,000	US Treasury 0.875% 01/31/2017	10,039
10,000	US Treasury 1% 08/31/2016	10,055
10,000	US Treasury 1% 09/30/2019	9,839
10,000	US Treasury 1.125% 03/31/2020	9,830
15,000	US Treasury 1.125% 05/31/2019	14,901
15,000	US Treasury 1.375% 11/30/2018	15,100
10,000	US Treasury 1.75% 05/15/2022	9,899
10,000	US Treasury 2% 02/15/2023	9,997
10,000	US Treasury 2.125% 08/15/2021	10,181
10,000	US Treasury 2.625% 08/15/2020	10,492
10,000	US Treasury 2.625% 11/15/2020	10,482
20,000	US Treasury 2.75% 11/30/2016	20,550
5,000	US Treasury 3.125% 11/15/2041	5,206
5,000	US Treasury 3.375% 08/15/2040	5,888
10,000	US Treasury 3.5% 5/15/2020	10,885
5,000	US Treasury 4.625% 02/15/2040	6,560
5,000	US Treasury 5.25% 02/15/2029	6,608
5,000	US Treasury 6.25% 8/15/2023	6,556
36,000	US Treasury Note 4.50% 11/15/2015	36,332
10,000	Us Treasruy 0.5% 06/15/2016	10,012
20,000	Us Treasury 0.25% 05/15/2016	19,986
10,000	Us Treasury 0.625% 07/15/2016	10,020
10,000	Us Treasury 0.75% 12/31/2017	9,967
10,000	Us Treasury 1% 08/31/2019	9,849
10,000	Us Treasury 1.375% 07/31/2018	10,088
10,000	Us Treasury 2.5% 08/15/2023	10,324
Total for U.S. Treasury Notes (Cost - $336,521)		$ 329,699	2.91%

MONEY MARKET FUNDS
21,249	Aim Short Term Invts Tr Treasury 0.02% **	21,249	0.19%
(Cost - $21,249)

	Total Investments	$ 11,311,973	99.76%
	(Cost - $11,700,971)

	Other Assets Less Liabilities	27,454	0.24%

	Net Assets	$ 11,339,427	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2015.

CCA Core Return Fund

	Notes to Financial Statements
	August 31, 2015 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2015 was $11,700,971. At August 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$522,400	($911,398)	($388,998)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2014 and 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2015:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $5,769,026 $5,769,026
Corporate Bonds $318,423 $318,423
Exchange Traded Fund $4,685,556 $4,685,556
Money Market $21,249 $21,249
Real Estate Investment Trust $187,918 $187,918
Rights $102 $102
U.S. Treasury Notes $329,699 $329,699
Total $11,311,974 $11,311,974

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2015. There were no transfers into or out of the levels during the three month period ended August 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31, 2015.

CCA Aggressive Return Fund

		Schedule of Investments
	August 31, 2015 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Capital Markets
11	Brait SE *	$ 121
1,236	Potomac Holding LLC *	0
		121	0.00%

Communications Equipment
1	Lumentum Holdings, Inc *	16	0.00%

Diversified Telecommunication Services
0	AT&T, Inc	13	0.00%

Electrical Equipment
153	Babcock and Wilcox Enterprises, Inc. *	2,814	0.01%

Machinery
300	Scania AB *	0	0.00%

Specialty Retail
141	Ascena Retail Group, Inc *	1,699	0.01%

Total for Common Stock (Cost - $2,118)		$ 4,663	0.02%

EXCHANGE TRADED FUNDS
20,052	SPDR Barclays International Corporate Bond ETF *	631,638
191,291	SPDR Barclays International Treasury Bond ETF *	9,910,787
946	iShares 10-20 Year Treasury Bond ETF	127,729
6,887	iShares 20+ Year Treasury Bond ETF	836,220
101,254	iShares International Treasury Bond ETF	9,148,299
Total Exchange Traded Funds (Cost - $21,046,427)		$ 20,654,673	98.56%

RIGHTS
850	Delta LLoyd NV RT *	0
131	Remy Cointreau RT *	0
11	Zardoya Otis RT *	116
Total for Rights (Cost - $0)		$ 116	0.00%

MONEY MARKET FUNDS
244,695	Aim Short Term Invts Tr Treasury 0.02% **	244,695	1.17%
(Cost - $244,695)

	Total Investments	$ 20,904,147	99.76%
	(Cost - $21,293,240)

	Other Assets Less Liabilities	51,256	0.24%

	Net Assets	$ 20,955,403	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2015.

CCA Aggressive Return Fund

	Notes to Financial Statements
	August 31, 2015 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2015 was $21,293,240. At August 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,661	($391,755)	($389,094)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2014 and 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2015:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $4,663 $4,663
Exchange Traded Fund $20,654,673 $20,654,673
Money Market $244,695 $244,695
Rights $116 $116
Total $20,904,147 $20,904,147

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2015. There were no transfers into or out of the levels during the three month period ended August 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31, 2015.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is

recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 27, 2015

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 27, 2015

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  October 27, 2015